Earnings per share (Details) € / shares in Units, € in Millions, shares in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018 $ / shares	Jun. 30, 2018 EUR (€) € / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 EUR (€) € / shares shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 EUR (€) € / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 EUR (€) € / shares shares
Basic earnings per share
Profit for the period | €		€ 31.0		€ 19.3		€ 93.4		€ 67.3
Weighted average Ordinary Shares and Founder Preferred Shares | shares		175.6		181.7		175.5		182.7
Basic and diluted earnings per share (in euro per share) | € / shares		€ 0.18		€ 0.11		€ 0.53		€ 0.37
Diluted earnings per share
Profit for the period | €		€ 31.0		€ 19.3		€ 93.4		€ 67.3
Weighted average Ordinary Shares and Founder Preferred Shares | shares		175.6		181.7		175.5		182.7
Diluted earnings per share | $ / shares	$ 0.18		$ 0.11		$ 0.53		$ 0.37